Leases - Schedule of Weighted Average Remaining Lease Term and Discount Rate (Details)	Mar. 31, 2023
Weighted Average Remaining Lease Term
Operating leases	6 years 2 months 12 days
Finance leases	2 years 6 months
Weighted average discount rate
Operating leases	5.00%
Finance leases	5.00%